SUPPLEMENTAL INFORMATION - Cash Flow (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Net income	$ 427	$ 408	$ 691	$ 610
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			332	364
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			282	323
Loss on disposal of assets			1	0
Undistributed income of unconsolidated subsidiaries			0	4
Other non-cash items			74	110
Changes in operating assets and liabilities:
Provisions			(66)	(56)
Deferred income taxes			42	(78)
Trade and financing receivables related to sales, net			(902)	(229)
Inventories, net			(1,032)	(765)
Trade payables			253	586
Other assets and liabilities			(178)	(142)
Net cash provided by (used in) operating activities			(503)	727
Investing activities:
Additions to retail receivables			(1,987)	(1,999)
Collections of retail receivables			2,314	2,151
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			2	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(182)	(161)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(625)	(591)
Other			8	209
Net cash used in investing activities			(470)	(390)
Financing activities:
Proceeds from long-term debt			7,376	7,258
Payments of long-term debt			(7,413)	(8,847)
Net increase (decrease) in other financial liabilities			(105)	865
Dividends paid			(278)	(238)
Other			(45)	(134)
Net cash used in financing activities			(465)	(1,096)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			(19)	(224)
Decrease in cash and cash equivalents and restricted cash			(1,457)	(983)
Cash and cash equivalents and restricted cash, beginning of year			5,803	6,200
Cash and cash equivalents and restricted cash, end of period	4,346	5,217	4,346	5,217
Industrial activities
Operating activities:
Net income	427	408	691	610
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			330	361
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			158	197
Loss on disposal of assets			1	0
Undistributed income of unconsolidated subsidiaries			(41)	(94)
Other non-cash items			50	83
Changes in operating assets and liabilities:
Provisions			(55)	(52)
Deferred income taxes			1	(51)
Trade and financing receivables related to sales, net			(74)	(99)
Inventories, net			(1,246)	(988)
Trade payables			294	608
Other assets and liabilities			(270)	(182)
Net cash provided by (used in) operating activities			(161)	393
Investing activities:
Additions to retail receivables			0	0
Collections of retail receivables			0	0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			2	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(180)	(158)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(261)	(334)
Other			(264)	643
Net cash used in investing activities			(703)	152
Financing activities:
Proceeds from long-term debt			694	1
Payments of long-term debt			(726)	(1,175)
Net increase (decrease) in other financial liabilities			20	298
Dividends paid			(278)	(238)
Other			(45)	(134)
Net cash used in financing activities			(335)	(1,248)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			(24)	(172)
Decrease in cash and cash equivalents and restricted cash			(1,223)	(875)
Cash and cash equivalents and restricted cash, beginning of year			4,553	4,901
Cash and cash equivalents and restricted cash, end of period	3,330	4,026	3,330	4,026
Financial services
Operating activities:
Net income	91	102	186	205
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments			2	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments			124	126
Loss on disposal of assets			0	0
Undistributed income of unconsolidated subsidiaries			(13)	(16)
Other non-cash items			24	27
Changes in operating assets and liabilities:
Provisions			(11)	(4)
Deferred income taxes			41	(27)
Trade and financing receivables related to sales, net			(822)	(122)
Inventories, net			214	223
Trade payables			(48)	(31)
Other assets and liabilities			93	41
Net cash provided by (used in) operating activities			(210)	425
Investing activities:
Additions to retail receivables			(1,987)	(1,999)
Collections of retail receivables			2,314	2,151
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments			(2)	(3)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(364)	(257)
Other			252	(473)
Net cash used in investing activities			213	(581)
Financing activities:
Proceeds from long-term debt			6,682	7,257
Payments of long-term debt			(6,687)	(7,672)
Net increase (decrease) in other financial liabilities			(125)	567
Dividends paid			(132)	(91)
Other			20	39
Net cash used in financing activities			(242)	100
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			5	(52)
Decrease in cash and cash equivalents and restricted cash			(234)	(108)
Cash and cash equivalents and restricted cash, beginning of year			1,250	1,299
Cash and cash equivalents and restricted cash, end of period	$ 1,016	$ 1,191	$ 1,016	$ 1,191